Fair Value of Financial Instruments (Details) - Fair Value, Measurements, Recurring [Member] - USD ($)	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
Fair Value, Inputs, Level 1 [Member]
Cash	$ 346,260	$ 221,790	$ 555,029
Marketable securities	0	0	771
Total Assets	346,260	221,790	555,800
Total Liabilities	0	0	0
Total	346,260	221,790	555,800
Fair Value, Inputs, Level 2 [Member]
Cash	0	0	0
Marketable securities	0	0	0
Total Assets	0	0	0
Total Liabilities	0	0	0
Total	0	0	0
Fair Value, Inputs, Level 3 [Member]
Cash	0	0	0
Marketable securities	0	0	0
Total Assets	0	0	0
Total Liabilities	0	0	0
Total	$ 0	$ 0	$ 0